Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 10, 2017
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Camelot Excalibur Small Cap Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Camelot Excalibur Small Cap Income Fund
Supplement [Text Block]	msft_SupplementTextBlock

Camelot Excalibur Small Cap Income Fund

Class A: CEXAX Class C: CEXCX Class I: CEXIX

(the “Fund”)

April 10, 2017

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus for the Fund, dated January 19, 2017.

The Camelot Excalibur Small Cap Income Fund is diversified. All references in the Summary Prospectus to the Camelot Excalibur Small Cap Income Fund being non-diversified are deleted in their entirety.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated January 19, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-226-3863 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.